Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2024
Board Of Directors, Senior Management And Key Management Personnel
Schedule of key management personnel compensation
As of December 31, 2024, and 2023, the number of the key management personnel is 176 and 153, respectively.

Key management personnel compensation	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	31,061	37,418	29,633